Intangible Assets and Goodwill - Changes in Net Book Value of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		$ 1,255,185	$ 1,340,149
Additions	$ 7,503	50,461
Other		(300)
Disposals	(1,608)
Amortization	(37,473)	(33,486)
Impairment	(44,942)	(1,199,202)
Foreign currency translation	(8,444)	(1,962)
Net book value, ending balance	1,255,185	70,696	1,255,185
Brand and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		146,699	146,699
Additions	0	11,000
Other		(200)
Disposals	0
Amortization	0	0
Impairment	0	(121,300)
Foreign currency translation	0	0
Net book value, ending balance	146,699	36,199	146,699
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		25,895	26,684
Additions	0	61
Other		0
Disposals	0
Amortization	0	0
Impairment	0	(3,957)
Foreign currency translation	(789)	(1,983)
Net book value, ending balance	25,895	20,016	25,895
Intangible assets other than goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		367,448	412,267
Additions	7,503	24,060
Other		(300)
Disposals	(1,608)
Amortization	(37,473)	(33,486)
Impairment	(11,185)	(284,927)
Foreign currency translation	(2,056)	(2,099)
Net book value, ending balance	367,448	70,696	367,448
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		49,275	71,395
Additions	480	0
Other		0
Disposals	(14)
Amortization	(13,911)	(8,777)
Impairment	(7,408)	(40,651)
Foreign currency translation	(1,267)	153
Net book value, ending balance	49,275	0	49,275
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		75,286	81,615
Additions	181	8,153
Other		(100)
Disposals	(1,594)
Amortization	(4,916)	(4,992)
Impairment	0	(63,724)
Foreign currency translation	0	(269)
Net book value, ending balance	75,286	14,354	75,286
Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		1,236	1,418
Additions	0	127
Other		0
Disposals	0
Amortization	(182)	(183)
Impairment	0	(1,053)
Foreign currency translation	0	0
Net book value, ending balance	1,236	127	1,236
Intellectual property and know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		40,511	52,791
Additions	0	17
Other		0
Disposals	0
Amortization	(12,280)	(12,307)
Impairment	0	(28,221)
Foreign currency translation	0	0
Net book value, ending balance	40,511	0	40,511
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		28,546	31,665
Additions	6,842	4,702
Other		0
Disposals	0
Amortization	(6,184)	(7,227)
Impairment	(3,777)	(26,021)
Foreign currency translation	0	0
Net book value, ending balance	28,546	0	28,546
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		887,737	927,882
Additions	0	26,401
Other		0
Disposals	0
Amortization	0	0
Impairment	(33,757)	(914,275)
Foreign currency translation	(6,388)	137
Net book value, ending balance	$ 887,737	$ 0	$ 887,737